SCHEDULE OF BANK LOANS (Details) (Parenthetical)	Jul. 01, 2026 USD ($)	Jul. 01, 2026 CNY (¥)	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jul. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Operating lease right of use asset					$ 12,930,868	$ 13,166,788
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repayments of debt	$ 2,841,518	¥ 19,277,596
Meijia [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings			$ 4,400,000				¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings			2,900,000				¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset			600,000
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset			3,300,000
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans			$ 7,300,000	¥ 50,000,000
Loans payable to bank					$ 3,622,645